Note 2 - Basis of Presentation and Significant Accounting Policies	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
2.	Basis of presentation and significant accounting policies

a)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IASB”) (“IFRS”)and the Interpretations of the International Financial Reporting and Interpretations Committee (“IFRIC”).

The Consolidated financial statements were approved by the Company's Board of Directors and authorized for issue on
May 27, 2021.

b)	Principles of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned Subsidiaries MTI, MBI, MAL and MBIBC (British Columbia, Inactive). Subsidiaries are fully consolidated from the date at which control is determined to have occurred and are deconsolidated from the date that the Company no
longer controls the entity. The financial statements of the subsidiaries are prepared for the same reporting period as the Company using consistent accounting policies. Intercompany transactions, balances, and gains and losses on transactions between subsidiaries are eliminated.

c)	Functional and presentation currency

The functional currency of an entity and its subsidiary is the currency of the primary economic environment in which the entity operates. The functional currency of the parent company is the Canadian dollar and the functional currency of MBI is the US dollar, the functional currency of MTI and MBI BC is the Canadian dollar, the functional currency of MAL is the Australian dollar, and the presentation currency of the Company is the Canadian dollar.

d)	Cash and cash equivalents and marketable securities

Cash and cash equivalents
Cash equivalents include guaranteed investment certificates (
March 31, 2021 -
nil,
March 31, 2020 -
$20.0
million) with a maturity of
90
days or less and are readily redeemable for cash. The Company has classified its cash and cash equivalents at fair value through profit or loss.

Marketable securities
Marketable securities consist of guaranteed investment certificates with a maturity of greater than
90
days and less than
one
year. The Company has classified its marketable securities at fair value through profit or loss.

e)	Research and development costs

Expenditures on research and development activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, are recognized in profit or loss as incurred. Investment tax credits related to current expenditures are included in the determination of net income as the expenditures are incurred when there is reasonable assurance they will be realized.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. These criteria will be deemed by the Company to have been met when revenue is received by the Company and a determination that it has sufficient resources to market and sell its product offerings. Upon a determination that the criteria to capitalize development expenditures have been met, the expenditures capitalized will include the cost of materials, direct labour and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditures will be expensed as incurred.

Capitalized development expenditures will be measured at cost less accumulated amortization and accumulated impairment losses.
No
development costs have been capitalized to date.

f)	Government assistance

Government grants, including grants from similar bodies, consisting of investment tax credits are recorded as a reduction of the related expense or cost of the asset acquired. Government grants are recognized when there is reasonable assurance that the Company has met the requirements of the approved grant program and there is reasonable assurance that the grant will be received.

Research grants that compensate the Company for expenses incurred are recognized in profit, or loss in reduction thereof on a systematic basis in the same years in which the expenses are recognized.

Grants that compensate the Company for the cost of an asset are recognized in profit or loss on a systematic basis over the useful life of the asset.

g)	Intangible assets

The Company owns certain patents, intellectual property licenses and options to acquire intellectual property. The Company expenses patent costs, including license fees and other maintenance costs, until such time as the Company has certainty over the future recoverability of the intellectual property at which time it capitalizes the costs incurred. The Company capitalizes costs directly related to the acquisition of existing license patents. The Company does not
hold any intangible asset with an indefinite life.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may
be impaired. The amortization method and amortization period of an intangible asset with a finite life is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in general and administrative expenses.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets from the date they are available for use to
August 31, 2035.

h)	Income taxes

Current tax and deferred tax are recognized in the Company's profit and loss, except to the extent that it relates to a business combination or items recognized directly in equity or in net loss and comprehensive loss.

Current income taxes are recognized for the estimated taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the period end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not
a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax assets can be utilized. At the end of each reporting period, the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has been probable that future taxable profit will allow the deferred tax asset to be recovered.

i)	Basic and diluted loss per common share

Basic loss per share is computed by dividing the loss available to common shareholders by the weighted average number of common shares outstanding during the year. The computation of diluted earnings per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on earnings per share. The dilutive effect of convertible securities is reflected in diluted earnings per share by application of the “if converted” method. The dilutive effect of outstanding options and warrants and their equivalents is reflected in diluted earnings per share. Since the Company has losses, the exercise of outstanding options and warrants have not
been included in this calculation as it would be anti-dilutive.

j)	Equipment

The Company's fixed assets comprise of computer equipment for use in general and administrative and research activities.

Depreciation is recognized using the straight-line method based on an expected life of the assets

Computer equipment	2 years
Right-of-use-assets	Over the lease term

Impairment of long-lived assets:

The Company's long-lived assets are reviewed for indications of impairment at the date of preparing each statement of financial position. If indication of impairment exists, the asset's recoverable amount is estimated.

An impairment loss is recognized when the carrying value of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets. For the purpose of impairment testing, the Company determined it has one
cash-generating unit. The recoverable amount is the greater of the asset's fair value less cost to sell and value in use.

k)	Stock-based compensation

The Company has a stock-based compensation plan (the "Plan") available to officers, directors, employees and consultants with grants under the Plan approved by the Company's Board of Directors. Under the Plan, the exercise price of each option equals the closing trading price of the Company's stock on the day prior to the grant or a higher price as determined by the Board of Directors. Vesting is provided for at the discretion of the Board of Directors and the expiration of options is to be not
greater than
10
years from the date of grant. The Company uses the fair value-based method of accounting for employee awards granted under the Plan. The Company calculates the fair value of each stock option grant using the Black Scholes option pricing model at the grant date. The stock-based compensation cost of the options is recognized as stock-based compensation expense over the relevant vesting period of the stock options using an estimate of the number of options that will eventually vest.

Stock options awarded to non-employees are accounted for at the fair value of the goods received or the services rendered. The fair value is measured at the date the Company obtains the goods or the date the counterparty renders the service. If the fair value of the goods or services cannot be reliably measured, the fair value of the options granted will be used.

l)	Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a reduction of equity.

The Corporation has adopted a relative fair value method with respect to the measurement of shares and warrants issued as private placement units. The relative fair value method allocates value to each component on a pro-rata basis, based on the fair value of the components calculated independently of one
another. The Company measures the fair value of the warrant component of the unit using the Black-Scholes option pricing model. The unit value is then allocated, pro-rata, between the two
components, with the fair value attributed to the warrants being recorded to contributed surplus.

m)	Financial Instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership.

Financial assets and liabilities are offset and the net amount is reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

The Company recognizes financial instruments based on their classification. Depending on the financial instruments' classification, changes in subsequent measurements are recognized in net loss and comprehensive loss.

The Company has implemented the following classifications:

•	Cash, cash equivalents and marketable securities are classified at fair value through profit or loss.
•
Government grant receivable and amounts receivable are classified as amortized cost. After their initial fair value measurement, they are measured at amortized cost using the effective interest method; and

•	Accounts payable and accrued liabilities are classified as other amortized cost. After their initial fair value measurement, they are measured at amortized cost using the effective interest method.

n)	Impairment of financial assets

The Company applies the simplified method of the expected credit loss model required under IFRS
9.
Under this method, the Company estimates a lifetime expected loss allowance for all receivables. Receivables are written off when there is no
reasonable expectation of recovery.

If there is objective evidence that an impairment loss has been incurred, the amount of the loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows. The present value of the estimated future cash flows is discounted at the financial asset's original effective interest rate.

o)	Employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid in short-term cash bonuses if the Company expects to pay these amounts as approved by the Board of Directors as a result of past services provided by the employee and the obligation can be estimated reliably.

p)	Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are assessed by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount on provisions is recognized in finance costs. A provision for onerous contracts is recognized when the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.